Expense Example {- Fidelity Series Emerging Markets Debt Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-01 - Fidelity Series Emerging Markets Debt Fund - Fidelity Series Emerging Markets Debt Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none